BARINGS FUNDS TRUST
BARINGS GLOBAL FLOATING RATE FUND (THE “FUND”)
Class/Ticker: A/BXFAX, C/BXFCX, I/BXFIX, Y/BXFYX
300 South Tryon Street
Charlotte, NC 28202
Telephone: 1-855-439-5459
Supplement dated March 2, 2020 to the Prospectus and Statement of Additional Information (“SAI”) for Barings Global Floating Rate Fund (the “Fund”), dated November 1, 2019, as supplemented and amended.
Effective March 2, 2020, the following changes will be made to the Fund:
The following replaces the information found in the Prospectus under the heading Barings Global Floating Rate Fund — Portfolio Management — on page 10.
Barings LLC serves as the investment adviser to the Funds. Barings International Investment Limited, a wholly-owned subsidiary of Barings LLC, serves as a sub-adviser with respect to the Fund’s European investments.
The portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio are:
PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH MANAGER
Sean Feeley	September 16, 2013	Portfolio Manager
Martin Horne	September 16, 2013	Portfolio Manager
Tom McDonnell	September 16, 2013	Portfolio Manager
David Mihalick	November 1, 2017	Portfolio Manager
Chris Sawyer	Since March 2, 2020	Portfolio Manager
Pages 92-98 of the Prospectus entitled “PORTFOLIO MANAGEMENT” is restated in its entirety as follows:
PORTFOLIO MANAGEMENT
The portfolio managers are primarily responsible for making day-to-day investment decisions for each Fund. Each of the persons listed below serves as a portfolio manager to certain Funds as set forth below. More information about each manager’s compensation, other accounts managed by each manager, and each manager’s ownership of securities in the Funds is included in the SAI.
PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Craig Abouchar Portfolio Manager	Since May 18, 2016	Mr. Abouchar is a Managing Director and a member of Barings’ European High Yield Investments Group and the European High Yield Investment Committee. He is a lead portfolio manager for the firm’s European High Yield Bond business and he is responsible for the portfolio management of numerous strategies. Mr. Abouchar has worked in the industry since 1994 and his experience has encompassed a focus on below-investment-grade assets across all investment types and geographic markets. Prior to joining the firm in 2016, he was Co-CEO, Europe of Castle Hill Asset Management. Prior to Castle Hill, he was a portfolio manager at Ignis Investment Management. Mr. Abouchar was also previously the chairman of the board of directors for the European High Yield Association. He earned a

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
B.B.A. in Finance from Emory University and an M.B.A. in Finance and International Business from Columbia University. He shares principal responsibility for the day-to-day management of the Barings Global High Yield Fund.
Ricardo Adrogué Portfolio Manager	Since October 21, 2015	Dr. Adrogué is a Managing Director and Head of Barings’ Global Sovereign Debt and Currencies Group. He is the lead portfolio manager for the Emerging Markets Local Debt strategy and Blended Total Return Debt strategy, and backup portfolio manager for the Emerging Markets Sovereign Hard Currency Debt strategy. Dr. Adrogué has worked in the industry since 1992 and his experience has encompassed portfolio management, economic strategy and academia. Prior to joining the firm in 2013, he was at Cabezon Investment Group, LLC as well as at Wellington Management Company where he built a successful track record for the Emerging Markets Local Debt program and managed over $11 billion. Before Wellington, he worked at the International Monetary Fund conducting inflation modeling work for central banks and was country desk for Brazil, Costa Rica, and Trinidad and Tobago. He also worked with Salomon Smith Barney/Citigroup as a vice president of markets and economic analysis, a senior economist and strategist for Panama and Peru, and New York University as an adjunct professor of Latin American Economics. Dr. Adrogué holds a B.A. in Economics from the Universidad Católica Argentina, an M.A. in Economics and a Ph.D. from the University of California, Los Angeles. He shares principal responsibility for the day-to-day management of the Barings Emerging Markets Debt Blended Total Return Fund.
Yulia Alekseeva Portfolio Manager	Since August 1, 2019	Ms. Alekseeva is a Managing Director and Portfolio Manager in the Barings Investment Grade Fixed Income Group and Head of Securitized Credit Research. She has worked in the industry since 2005. Prior to re-joining the firm in 2019, Ms. Alekseeva was employed at Canada Pension Plan Investment Board as a Principal in the Structured Credit department following positions at Bank of America Merrill Lynch and PricewaterhouseCoopers. She holds a B.A. in Economics & Finance from the Plekhanov Russian University of Economics and an M.B.A. degree from the Wharton School at the University of Pennsylvania. Ms. Alekseeva is a member of the CFA Institute and an Associate Chartered Accountant with the Institute of Chartered Accountants in England and Wales (ICAEW). She shares principal responsibility for the day-to-day management of the Barings Diversified Income Fund (f/k/a Barings Total Return Bond Fund).
Stephen Ehrenberg Portfolio Manager	Since November 1, 2017	Mr. Ehrenberg is a Managing Director and portfolio manager for Barings’ Investment Grade Fixed Income Group. Mr. Ehrenberg has worked in the industry since 2002 and his experience has encompassed portfolio management and credit analysis for both investment grade and high yield corporate credit. Prior to joining the firm in 2004, he worked in capital markets at MassMutual as part of the firm’s executive development program. Mr. Ehrenberg holds a B.S. in Mechanical

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Engineering from the United States Military Academy at West Point (Phi Beta Kappa), an M.B.A. from the University of Michigan Business School (High Distinction) and is a member of the CFA Institute. Prior to attending business school, he served as a Captain in the U.S. Army, where he held numerous leadership positions and graduated from both Airborne and Ranger School. He shares responsibility for the day-to-day management of the Barings Active Short Duration Bond Fund and Barings Diversified Income Fund (f/k/a Barings Total Return Bond Fund).
Sean Feeley Portfolio Manager	See Description	Mr. Feeley is a Managing Director and portfolio manager for Barings’ U.S. High Yield Investments Group. He is also a member of the firm’s U.S. High Yield Investment Committee and the Global High Yield Allocation Committee. Mr. Feeley is responsible for the portfolio management of various high yield bond total return strategies. He has worked in the industry since 1996 and his experience has encompassed the credit market across a variety of industries. Prior to joining the firm in 2003, he worked at Cigna Investment Management in project finance and at Credit Suisse, where he worked in the leveraged finance group. Mr. Feeley holds a B.S. in Accounting from Canisius College (magna cum laude) and an M.B.A. from Cornell University. He is a Certified Public Accountant (inactive) and a member of the CFA Institute). He shares principal responsibility for the day-to-day management of the Barings Global Floating Rate Fund (since September 16, 2013), Barings Global Credit Income Opportunities Fund (since September 16, 2013), Barings Global High Yield Fund (since October 30, 2015) and Barings U.S. High Yield Fund (since October 30, 2015).
Michael Freno Portfolio Manager	Since September 16, 2013	Mr. Freno is the President (since February 2020) and former Head of Global Markets for Barings, which encompasses all of the firm’s fixed income, public equity and multi-asset investment teams (2017-2019). He is also the Chairman of the Global High Yield Allocation Committee and a member of the Global Distressed Committee. Mr. Freno has worked in the industry since 1999 and has extensive experience on the buy-side, focusing on both equity and debt investments. Prior to joining the firm in 2005, he was a research analyst for Mangan & McColl Partners, LLC, where he focused on equity and credit analysis for the firm’s special situations and distressed investments. Prior to that, he was a Manager at PricewaterhouseCoopers. He shares principal responsibility for the day-to-day management of the Barings Global Credit Income Opportunities Fund.
Martin Horne Portfolio Manager	See Description	Mr. Horne is a Managing Director and Head of Barings’ Global Public Fixed Income with primary responsibility for the European High Yield, Structured Credit and Emerging Market Corporate Debt Investment Groups. He is also Chairman of the European High Yield Investment Committee and Vice Chairman of the Global High Yield Allocation Committee. His responsibilities include portfolio management for several of the firm’s loan and multi-strategy portfolios. Mr. Horne has worked in the industry since 1996 and his experience has encompassed

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
the mid cap, structured credit, investment grade and leverage finance markets. Prior to joining the firm in 2002, he was a member of the European Leverage team at Dresdner Kleinwort Wasserstein where he focused on lead arranging and underwriting senior, mezzanine and high yield facilities for financial sponsor driven leverage buyouts throughout Europe. He has also held positions at KPMG Corporate Finance where he advised on complex debt transactions and National Westminster Bank in the corporate banking unit. Mr. Horne also previously served on the board of directors of the Loan Market Association. He holds a B.A. in Economics from Reading University. He shares principal responsibility for the day-to-day management of the Barings Global Floating Rate Fund (since September 16, 2018), Barings Global Credit Income Opportunities Fund (since March 8, 2016) and Barings Global High Yield Fund (since March 8, 2016).
Cem Karacadag Portfolio Manager	Since October 21, 2015	Mr. Karacadag is a Managing Director and Head of Barings’ Emerging Markets Sovereign Debt Group. He is the lead portfolio manager for the Emerging Markets Sovereign Debt strategy and backup portfolio manager for the firm’s Emerging Markets Local Debt strategy and Blended Total Return strategy. Mr. Karacadag has worked in the industry since 1994 and his experience has encompassed sovereign credit analysis, macroeconomic policy research and advice, and emerging markets fixed income strategy. Prior to joining the firm in 2014, he was at OppenheimerFunds, where he worked on sovereign hard currency and local currency investments in Eastern Europe and Asia. Before Oppenheimer, he worked at Credit Suisse covering emerging market sovereigns in Asia and Latin America, and at the International Monetary Fund, where he focused on monetary policy instruments, exchange rate policy and bank restructuring in China, Indonesia and Eastern Europe. He also held positions at Standard & Poor’s and the Federal Reserve Bank of New York. Mr. Karacadag holds a B.A. in Economics from Tufts University and an M.A. in International Economics and European Studies from Johns Hopkins University. He shares principal responsibility for the day-to-day management of the Barings Emerging Markets Debt Blended Total Return Fund.
Kathleen Kraez Portfolio Manager	Since March 1, 2019	Ms. Kraez is a Managing Director and member of Barings’ Structured Credit Investment Group. She is responsible for portfolio management, CLO modeling and structural analysis, collateral manager evaluation and monitoring of CLO investments. She has worked in the industry since 1993. Prior to joining the firm in 1996, Ms. Kraez was with State Street Bank & Trust as a portfolio accountant. She holds a B.A. from Pennsylvania State University and an M.B.A. in Finance and Accounting from Regis University. She shares principal responsibility for the day-to-day management of the Barings Diversified Income Fund (f/k/a Barings Total Return Bond Fund).
Natalia Krol Portfolio Manager	Since August 2, 2018	Ms. Krol is a Managing Director and member of Barings’ Emerging Markets Debt Group. She is a Portfolio Manager for Barings’ Emerging Markets Blended Total Return strategies and

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
a Research Analyst for the Barings’ Emerging Markets Corporate Debt Team. Ms. Krol is responsible for covering global metals & mining and energy corporates. She has worked in the industry since 2002. Prior to joining the firm in 2014, she was a Credit Analyst at Schroders Investment Management covering the natural resources and capital goods sectors across Emerging Markets, European High Yield and Investment Grade markets. Prior to this, Ms. Krol was a European High Yield Research Analyst at Barclays Capital. She holds an M.Sc. in Accounting and Finance from London School of Economics and a B.Ss. in International Economics from Plekhanov Russian Economics Academy. She shares principal responsibilities for the day-to-day management of the Barings Diversified Income Fund (f/k/a Barings Total Return Bond Fund) and Barings Emerging Markets Debt Blended Total Return Fund.
Michael Levy Portfolio Manager	Since September 18, 2018	Mr. Levy is a Managing Director and Co-Head of the Emerging Equities Team. He oversees the Emerging Europe, LATAM and Frontiers functions. Mr. Levy is the co-manager on a number of Global Emerging Market mandates including Barings’ flagship Global Emerging Markets Fund. Prior to this, he was investment manager in the EMEA & Global Frontier Markets Equity Team. He joined Barings in July 2012 after 17 years at AllianceBernstein where he held a number of equity portfolio management and research roles. His most recent responsibility before joining Barings was as a portfolio manager for Emerging and International equity portfolios. Mr. Levy began his career in 1992 at Grant Thornton Chartered Accountants as a Partner Trainee. He has a B.A. (Hons) in Economics and Social Studies from the University of Manchester. He shares principal responsibility for the day-to-day management of the Barings Global Emerging Markets Equity Fund.
Tom McDonnell Portfolio Manager	See Description	Mr. McDonnell is a Managing Director and member of Barings’ U.S. High Yield Investments Group and the U.S. High Yield Investment Committee. His responsibilities include portfolio management for a number of high yield total return portfolios, including global loan and global multi-strategy portfolios. He is also a portfolio manager for the firm’s high yield 1940 act retail funds. Mr. McDonnell has worked in the industry since 1996 and his experience has encompassed leveraged loans, distressed credit and management of total return focused strategies. Prior to joining the firm in 2005, he was a Managing Director at Patriarch Partners, LLC, where he had active involvement with portfolio company management teams, crisis managers and attorneys to effectuate turn around and recovery plans. Before Patriarch, he worked at Bank of America in the Corporate Finance Group and at Bank One in various risk management and corporate finance positions, specializing in credit risk management and structuring of off balance sheet special purpose entities. Mr. McDonnell holds a B.S. in Business Management, an M.B.A. in Accounting from the State University of New York at Buffalo, and is a Certificate Public Accountant (inactive). He shares principal responsibility for the day-to-day management of the Barings Global Floating Rate Fund (since September 16,

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
2013) and Barings Global Credit Income Opportunities Fund (since November 1, 2017).
David Mihalick Portfolio Manager	Since November 1, 2017	Mr. Mihalick is a Managing Director and Head of Barings’ U.S. Public Fixed Income with primary responsibility for the U.S. High Yield and Investment Grade Investment Groups. He is also Chairman of the U.S. High Yield Investment Committee, a member of the Global High Yield Allocation Committee and a portfolio manager on various high yield strategies. Prior to his current role, he served as Head of Baring’s U.S. High Yield Credit Research Group where he was responsible for directing the research efforts of over 25 analysts. Mr. Mihalick has worked in the financial services industry since 2004. Prior to joining the firm in 2008, he was a Vice President with Wachovia Securities Leveraged Finance Group. At Wachovia, he was responsible for sell-side origination of leveraged loans and high yield bonds to support both corporate and private equity issuers. Prior to entering the financial services industry, Mr. Mihalick served as an officer in the United States Air Force and worked in the telecommunications industry for 7 years. He holds a B.S. from the United States Air Force Academy, an M.S. from the University of Washington and an M.B.A. from Wake Forest University. He shares principal responsibility for the day-to-day management of the Barings Global Floating Rate Fund, Barings Global Credit Income Opportunities Fund, Barings Global High Yield Fund and Barings U.S. High Yield Fund.
David Nagle Portfolio Manager	Since July 8, 2015	Mr. Nagle is a Managing Director and portfolio manager for Barings’ Investment Grade Fixed Income Group. He is responsible for the portfolio management of the firm’s investment grade strategies, including the Global Investment Grade Strategies Fund and Active Short Duration. Mr. Nagle has worked in the industry since 1986 and his experience has encompassed multi-sector portfolio and risk management, as well as asset allocation. He holds a B.A. in Economics and Finance from Lafayette College and is a member of the CFA Institute. He shares day-to-day management of the Barings Active Short Duration Bond Fund and Barings Diversified Income Fund (f/k/a Barings Total Return Bond Fund).
William Palmer Portfolio Manager	Since September 18, 2018	Mr. Palmer is a Managing Director and Co-Head for Emerging and Frontier Equities Team. He is responsible for and oversees the firm’s Asia ex Japan investment function. Mr. Palmer is also co-manager on a number of Global Emerging Market mandates, including Barings’ flagship Global Emerging Markets Fund. Prior to joining Barings in October 2011, he was Senior Asset Manager/Head of Asia ex Japan Equities at KBC Asset Management in Dublin. During his time at KBC Asset Management, he also held the roles of Asset Manager focusing on Asia ex Japan Equities and Equity Analyst responsible for producing equity research on Irish and Asian companies. Mr. Palmer has an honours degree in Business Studies, majoring in Economics and Finance from the University of Limerick. He shares principal responsibility for the day-to-day management of the Barings Global Emerging Markets Equity Fund.

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Scott Roth Portfolio Manager	See Description	Mr. Roth is a Managing Director and a member of Barings’ U.S. High Yield Investments Group and the U.S. High Yield Investment Committee. His responsibilities include portfolio management for various high yield bond total return strategies. Mr. Roth has worked in the industry since 1993 and his experience has encompassed fund management, underwriting, leveraged loans and high yield. Prior to joining the firm in 2002, he was a vice president at Webster Bank and was a high yield analyst at Times Square Capital Management. He also served as an underwriter at Chubb Insurance Company. Mr. Roth holds a B.B.A. from Western Michigan University, an M.B.A. from the Ross School of Business at University of Michigan and is a member of the CFA Institute. He shares principal responsibility for the day-to-day management of the Barings Global Credit Income Opportunities Fund (since September 16, 2013), Barings Global High Yield Fund (since October 30, 2015) and Barings U.S. High Yield Fund (since October 30, 2015).
Chris Sawyer Portfolio Manager	See Description	Mr. Sawyer is a Managing Director and member of Barings’ European High Yield Investments Group and the firm’s European High Yield Investment Committee. He is responsible for the portfolio management of several high yield strategies and also manages the firm’s European high yield trading operations. Mr. Sawyer has worked in the industry since 2005. Prior to joining the trading team in 2008, he was a member of the portfolio monitoring team where he was responsible for the performance analysis of individual portfolio assets. Mr. Sawyer holds a B.Sc. in Economics and Business Finance from Brunel University. He shares principal responsibility for the day-to-day management of the Barings Global High Yield Fund (since November 1, 2017) and Barings Global Floating Rate Fund (since March 2, 2020).
Doug Trevallion Portfolio Manager	Since June 8, 2018	Mr. Trevallion is a Managing Director and member of the Barings’ Investment Grade Fixed Income Group and the Head of Global Securitized and Liquid Products. Mr. Trevallion is responsible for the portfolio management of the firm’s securitized and multi-asset portfolio strategies. He has worked in the industry since 1987 and his experience has encompassed stable value, core, core plus, active short and leveraged inflation strategies. Prior to joining the firm in 2000, he worked at Massachusetts Mutual Life Insurance Company where he established fixed income analytical and risk capabilities for the company. Mr. Trevallion holds a B.A. from the University of Massachusetts and is a member of the CFA Institute. He shares responsibility for the day-to-day management of the Barings Active Short Duration Bond Fund.

On page 67 of the SAI, the chart regarding the Barings Global Floating Rate Fund is replaced with the following:
Barings Global Floating Rate Fund
PORTFOLIO TEAM	ACCOUNT CATEGORY	TOTAL NUMBER OF ACCOUNTS	NUMBER OF ACCOUNTS WITH APPROXIMATE TOTAL ASSET SIZE(A)	NUMBER OF ACCOUNTS WITH PERFORMANCE BASED ADVISORY FEE	APPROXIMATE ASSET SIZE OF PERFORMANCE BASED ADVISORY FEES ACCOUNTS(A)(B)
Sean Feeley	Registered Investment Companies	8	$1,870,766,978	0	N/A
	Other Pooled Investment Vehicles	8	$3,079,952,162	0	N/A
	Other Accounts	23	$4,001,745,346	0	N/A
Martin Horne	Registered Investment Companies	0	$0
	Other Pooled Investment Vehicles	19	$18,203,846,358	0	N/A
	Other Accounts	6	$826,867,669	0	N/A
Tom McDonnell	Registered Investment Companies	2	$221,199,359	0	N/A
	Other Pooled Investment Vehicles	9	$12,769,242,901	0	N/A
	Other Accounts	4	$1,616,293,076	0	N/A
David Mihalick	Registered Investment Companies	1	$24,794,779
	Other Pooled Investment Vehicles	4	$3,668,346,191	0	N/A
	Other Accounts	20	$5,590,116,713	0	N/A
Chris Sawyer	Registered Investment Companies	3	$488,890,391
	Other Pooled Investment Vehicles	11	$17,151,440,966	0	N/A
	Other Accounts	7	$1,721,173,151	0	N/A

(A)
Account asset size has been calculated as of December 31, 2019.

Important Notice: The SEC will permit funds to deliver shareholder reports electronically beginning on January 1, 2021. At that time, Barings Funds Trust, on behalf of each of its Funds, will send a notice, either by mail or email, each time your Fund’s updated report is available on our website, http://www.barings.com/funds/mutual-funds. Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by calling 1-877-766-0014.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS AND SAI FOR FUTURE REFERENCE.